General and Administrative Expenses	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
General and Administrative Expenses

Note 12 – General and Administrative Expenses

The following is the summery of general and administrative expenses for the three months ending on December 31, 2015 and 2014;

	12/31/2015	12/31/2014

Directors remuneration	$26,724	$10,260
EPF	9,938	6,045
ETF	2,483	1,511
Bonus	24,188	16,456
Vehicle allowance	13,471	7,616
Staff welfare	13,450	11,109
Penalties / Late payment charges	2,926	12,346
Office rent	15,796	17,912
Electricity charges	4,273	5,263
Office maintenance	3,558	4,088
Telephone charges	2,646	3,316
Travelling expense	5,954	1,449
Printing and stationery	750	440
Office expenses	530	361
Computer maintenance	5,272	327
Internet charges	2,957	1,518
Courier and postage	189	708
Security charges	915	918
Insurance expense	444	374
Professional fees	1,633	207,699
Gratuity	-	1,140
Secretarial fees	80	228
Un-claimable VAT input/ Irrecoverable tax	9,969	57
Software Rentals	5,171	4,641
Other professional services	1,819	1,365
Website design and maintenance	1,007	-
Transfer agent fees	750	-
Other expenses	-	134
	$156,893	$317,280

Note 13 – General and Administrative Expenses

The following is the summery of general and administrative expenses for the years ending on March 31, 2015 and 2014;

	31/03/2015	31/03/2014
Directors remuneration	$39,960	$41,040
EPF	23,923	16,217
ETF	5,981	4,054
Bonus	16,023	-
Vehicle allowance	29,394	15,134
Staff welfare	18,745	11,706
Penalties / Late payment charges	38,888	17,939
Office rent	65,803	49,813
Electricity charges	21,702	23,441
Office maintenance	16,948	16,179
Telephone charges	13,530	11,931
TDS expense	-	11,511
Travelling expense	4,097	4,976
Legal fees	-	489
Audit fees	4,771	3,679
Printing and stationery	1,620	3,441
Office expenses	1,770	2,071
Computer maintenance	16,422	2,566
Internet charges	7,665	2,293
Courier and postage	1,525	1,923
Security charges	3,496	3,371
NBT expense	91	381
Training and development	509	261
Insurance expense	1,482	1,549
Professional fees	220,607	14,770
Accounts written off	1,429	1,175
Gratuity	22,459	2,565
Secretarial fees	2,281	1,699
Unclaimable VAT input/ Irrecoverable tax	51,916	6,309
Software Rentals	16,928	-
Stamp duty expense	3,437	-
Other professional services	10,088	-
Other expenses	902	1,339
	$664,492	$273,822

Duo Software (Pvt.) Limited [Member]
General and Administrative Expenses

Note 11 – General and Administrative Expenses

The following is the summery of general and administrative expenses for the years ending on March 31, 2014 and 2013;

	31/03/2014	31/03/2013
Directors remuneration	$41,040	$36,735
EPF	16,217	12,204
ETF	4,054	3,051
Vehicle allowance	15,134	6,365
Staff welfare	11,706	7,570
Penalties / Late payment charges	17,939	24,704
Office rent	49,813	40,056
Electricity charges	23,441	22,586
Office maintenance	16,179	13,779
Telephone charges	11,931	9,792
TDS expense	11,511	26,006
Travelling expense	4,976	5,357
Legal fees	489	442
Audit fees	3,679	3,792
Printing and stationery	3,441	1,482
Office expenses	2,071	1,624
Computer maintenance	2,566	2,440
Internet charges	2,293	2,282
Courier and postage	1,923	1,256
Security charges	3,371	2,984
NBT expense	381	-
Training and development	261	-
Insurance expense	1,549	663
Professional fees	14,770	166,987
Accounts written off	1,175	17,451
Gratuity	2,565	-
Secretarial fees	1,699	-
Unclaimable VAT input	6,309	22,924
Other expenses	1,329	198
	$273,816	$432,730